Carl A. Algermissen
Vice President &
Associate Counsel

January 31, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer International Bond Fund
      File Nos. 33-58383; 811-07255

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended,  the  Prospectus and
Statement  of  Additional   Information   dated  January  27,  2006,  for  the   Oppenheimer
International  Bond Fund do not differ from those  filed in the most  recent  Post-Effective
Amendment  No.  16,  which  was  filed  electronically  with  the  Securities  and  Exchange
Commission on January 25, 2006.

If you have any  questions or comments  regarding  this filing,  we request that you address them to Nancy S. Vann, Vice President & Assistant  Counsel,  at 212-323-5089,  or via e-mail at nvann@oppenheimerfunds.com.

Sincerely,

/s/ Carl A. Algermissen
--------------------------------
Carl A. Algermissen
Vice President &
Associate Counsel

cc:  Myer, Swanson, Adams & Wolf, P.C.
     Deloitte & Touche LLP
     Gloria LaFond
     Nancy S. Vann